Significant Contingent Liabilities and Unrecognized Contract Commitments - Summary of Outstanding Commitments on Purchase Agreements (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Commitments [Abstract]
Cancelable outstanding commitments on purchase agreements for research and manufacturing of medicines	$ 4,349	$ 130,089	$ 120,707